Inventories, Net (Details) - Schedule of inventory consisted - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of inventory consisted [Abstract]
Goods in transit	$ 357,484	$ 601,689
Finished goods	12,920,721	11,715,077
Inventories, net	$ 13,278,205	$ 12,316,766